RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES	12 Months Ended
Dec. 31, 2021
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES

13. RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES

(a)	Rental revenue consists of:

Years ended December 31,	2021	2020
Base rent	$331,403	$291,714
Straight-line rent amortization	8,889	8,842
Tenant incentive amortization	(5,105)	(5,321)
Property tax recoveries	38,898	31,439
Property insurance recoveries	3,290	2,640
Operating cost recoveries	16,113	10,885
	$393,488	$340,199
(b)	Property operating costs consist of:

Years ended December 31,	2021	2020
Non-recoverable from tenants:
Property taxes and utilities	$656	$973
Property insurance	449	303
Repairs and maintenance	331	698
Property management fees	451	247
Professional fees	199	201
Environmental and appraisals	294	334
Other	290	66
	$2,670	$2,822
Recoverable from tenants:
Property taxes and utilities	$42,961	$33,598
Property insurance	4,282	2,946
Repairs and maintenance	7,642	3,916
Property management fees	2,951	2,793
Other	306	1,089
	$58,142	$44,342
Property operating costs	$60,812	$47,164

(c)	General and administrative expenses consist of:

Years ended December 31,	2021	2020
Salaries, incentives and benefits	$17,092	$15,109
Audit, legal and consulting	3,444	3,423
Trustee/director fees including distributions, revaluations and expenses (1)	3,898	2,108
RSU and PSU compensation expense including distributions and revaluations (1)	8,749	6,198
Other public entity costs	1,961	1,986
Office rents including property taxes and common area maintenance costs	437	424
Capital tax	630	568
Information technology costs	1,825	1,045
Other	1,030	1,405
	$39,066	$32,266
Less: capitalized general and administrative expenses	(666)	(63)
	$38,400	$32,203

(1)	For fair value remeasurement expense amounts see note 12(b).
During the year ended December 31, 2021, Granite incurred less than $0.1 million (2020 — $0.2 million) of general and administrative expenses relating to
COVID-19.
(d)	Interest expense and other financing costs consist of:

Years ended December 31,	2021	2020
Interest and amortized issuance costs and modification losses relating to debentures and term loans	$38,428	$32,632
Early redemption premium relating to 2021 Debentures (note 7(a))	3,963	—
Amortization of deferred financing costs and other interest expense and charges (note 6)	3,870	2,229
Interest expense related to lease obligations (note 9)	1,572	1,595
	$47,833	$36,456
Less: capitalized interest	(607)	(617)
	$47,226	$35,839

(e)	Fair value losses (gains) on financial instruments, net, consist of:

Years ended December 31,	2021	2020
Foreign exchange forward contracts, net	$—	$93
Foreign exchange collar contracts, net (note 17(a))	2,627	(2,627)
Cross currency interest rate swaps (note 7(b))	(1,413)	5,936
	$1,214	$3,402
For the year ended December 31, 2021, the net fair value loss on financial instruments of $1.2 million is comprised of the net fair value loss on the foreign exchange collar contracts of $2.6 million, offset partially by the net fair value gain on the cross currency interest rate swaps of $1.4 million which is associated with the fair value movements of the 2021 Cross Currency Interest Rate Swap and 2024 Cross Currency Interest Rate Swap. The Trust did not employ or partially employed hedge accounting for the derivatives and foreign exchange collars, therefore the change in fair value is recognized in fair value losses on financial instruments, net, in the combined statement of net income.
For the year ended December 31, 2020, the net fair value loss on financial instruments of $3.4 million was mainly comprised of the the fair value loss on the cross currency interest rate swaps of $5.9 million which was associated with the fair value movements of the 2021 Cross Currency Interest Rate Swap and 2024 Cross Currency Interest Rate Swap, offset partially by the net fair value gain on the foreign exchange collar contracts of $2.6 million. The Trust did not employ or partially employed hedge accounting for the derivatives and foreign exchange collars, therefore the change in fair value was recognized in fair value losses on financial instruments, net, in the combined statement of net income.